18. Financial instruments (Details 2) R$ in Millions	Dec. 31, 2017 BRL (R$)
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	R$ 13,476
Up to 1 Year
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	9,639
1 – 5 years
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	3,609
After 5 years
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	228
Borrowings and financing
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	1,436
Borrowings and financing | Up to 1 Year
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	702
Borrowings and financing | 1 – 5 years
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	659
Borrowings and financing | After 5 years
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	75
Debentures and Promissory Notes
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	3,425
Debentures and Promissory Notes | Up to 1 Year
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	652
Debentures and Promissory Notes | 1 – 5 years
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	2,773
Debentures and Promissory Notes | After 5 years
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	0
Derivatives financial instruments
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	107
Derivatives financial instruments | Up to 1 Year
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	90
Derivatives financial instruments | 1 – 5 years
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	20
Derivatives financial instruments | After 5 years
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	(3)
Finance lease
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	380
Finance lease | Up to 1 Year
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	67
Finance lease | 1 – 5 years
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	157
Finance lease | After 5 years
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	156
Trade payables
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	8,128
Trade payables | Up to 1 Year
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	8,128
Trade payables | 1 – 5 years
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	0
Trade payables | After 5 years
DisclosureOfMaturityAnalysisForFinancialLiabilitiesHeldForManagingTotalLiquidityRiskManagementLineItems [Line Items]
Financial liabilities	R$ 0